Unaudited Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Teekay Offshore [Member] | ALP Maritime Services B.V [Member]
Cash acquired	$ 294